Consolidated statement of comprehensive income of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net result / (loss)	€ 2,029	€ (135)	€ 1,236
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(4)	20	(4)
Remeasurements of defined benefit plans	501	(360)	(612)
Income tax relating to items that will not be reclassified	(101)	138	92
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	(1,173)	2,990	3,477
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	(450)	13	(412)
Changes in cash flow hedging reserve	(228)	(247)	(8)
Movement in foreign currency translation and net foreign investment hedging reserves	1,240	(1,493)	314
Equity movements of joint ventures	25	12	8
Equity movements of associates	(6)	7	4
Disposal of group assets	8	(8)	(1)
Income tax relating to items that may be reclassified	372	(616)	(634)
Other	16	1	13
Total other comprehensive income / (loss)	200	457	2,237
Total comprehensive income / (loss)	2,229	321	3,473
Total comprehensive income/ (loss) attributable to:
Owners of Aegon N.V.	2,168	315	3,474
Non-controlling interests	€ 61	€ 6	€ (1)

[1]	Comparative amounts have been updated to reflect revised disclosure on the change in ownership non-controlling interest.